Organization and Nature of Operations - Combined financial information of the VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Consolidated Balance Sheets
Cash and cash equivalents	¥ 24,889,000		¥ 14,498,157		$ 3,608,566
Time deposits	84,947,679		70,754,846		12,316,256
Restricted cash	2,699,055		2,876,628		391,326
Accounts receivable, net	5,002,872		5,507,988		725,348
Inventories	993,636		964,733		144,064
Prepayments and other current assets, net	5,448,284		6,235,857		789,927
Short-term investments	7,622,673		12,281,548		1,105,184
Assets held for sale			497
Total current assets	131,603,199		113,120,254		19,080,671
Property, equipment and software, net	6,342,330		5,433,858		919,551
Operating lease right-of-use assets, net	887,977		1,044,152		128,745
Deferred tax assets	1,480,789		1,297,954		214,694
Restricted cash	270		1,330		39
Long-term investments	18,544,358		18,804,902		2,688,679
Other long-term assets	6,806,455		4,008,456		986,844
Total non-current assets	41,157,786		40,523,670		5,967,318
Total assets	172,760,985		153,643,924		25,047,989
Accounts payable	1,507,141		985,059		218,515
Salary and welfare payables	4,732,941		4,133,254		686,212
Taxes payable	2,813,096		4,537,050		407,861
Short-term loans	23,875,704		19,352,313		3,461,652
Contract liabilities	12,518,890		12,132,743		1,815,068
Accrued liabilities and other payables	11,122,022		9,026,508		1,612,542
Short-term operating lease liabilities	259,053		334,399		37,559
Total current liabilities	56,828,847		50,501,326		8,239,409
Long-term operating lease liabilities	672,640		732,127		97,524
Other long-term payable	604,934		365,581		87,707
Total non-current liabilities	7,058,658		3,718,722		1,023,409
Total liabilities	63,887,505		54,220,048		$ 9,262,818
Net revenues
Total net revenues	96,495,809	$ 13,990,577	87,606,026	¥ 73,667,133
Cost of revenues and operating expenses
Net income	19,843,290	2,877,007	16,976,190	12,330,235
Cash flows from operating activities:
Net cash (used in)/provided by operating activities	27,709,233	4,017,461	24,926,727	24,888,171
Cash flows from investing activities:
Net cash used in investing activities	(7,369,727)	(1,068,511)	(7,078,294)	(29,192,407)
Cash flows from financing activities:
Net cash provided by/(used in) financing activities	(10,237,699)	$ (1,484,326)	(12,585,569)	9,913,087
Primary Beneficiary Consolidated VIEs
Consolidated Balance Sheets
Cash and cash equivalents	2,303,280		1,541,763
Time deposits	400,000		71,000
Restricted cash	2,654,971		2,846,372
Accounts receivable, net	3,542,272		3,924,446
Inventories	67,572		83,672
Prepayments and other current assets, net	1,867,110		2,522,572
Short-term investments	73,984		618,000
Amounts due from Group companies	9,917,091		7,581,649
Assets held for sale			204
Total current assets	20,826,280		19,189,678
Property, equipment and software, net	78,666		61,343
Operating lease right-of-use assets, net	54,653		58,872
Deferred tax assets	155,595		124,738
Restricted cash	200		479
Long-term investments	885,372		862,839
Other long-term assets	164,968		385,231
Total non-current assets	1,339,454		1,493,502
Total assets	22,165,734		20,683,180
Accounts payable	802,717		463,601
Salary and welfare payables	155,478		115,707
Taxes payable	41,352		157,137
Short-term loans	422		52,963
Contract liabilities	11,465,101		10,751,917
Accrued liabilities and other payables	3,809,049		2,945,930
Short-term operating lease liabilities	20,690		24,991
Amounts due to Group companies	3,937,784		3,904,328
Total current liabilities	20,232,593		18,416,574
Long-term operating lease liabilities	34,291		34,077
Other long-term payable	263,373		257,874
Total non-current liabilities	297,664		291,951
Total liabilities	20,530,257		18,708,525
Net revenues
Total net revenues	83,367,406		75,215,169	62,191,162
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	(83,321,481)		(74,643,007)	(61,484,147)
Net income	(81,329)		624,299	712,015
Cash flows from operating activities:
Net cash (used in)/provided by operating activities	788,498		1,548,858	1,671,457
Cash flows from investing activities:
Net cash used in investing activities	(71,832)		(39,430)	(263,766)
Cash flows from financing activities:
Net cash provided by/(used in) financing activities	(157,989)		(1,301,096)	273,889
Primary Beneficiary Consolidated VIEs' third-parties
Net revenues
Total net revenues	82,549,444		74,406,521	61,470,764
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	(18,358,287)		(17,651,675)	(15,430,950)
Cash flows from operating activities:
Net cash (used in)/provided by operating activities	67,459,864		61,272,031	51,605,737
Cash flows from investing activities:
Net cash used in investing activities	(71,832)		(39,430)	(263,766)
Cash flows from financing activities:
Net cash provided by/(used in) financing activities	(52,541)		(678,287)
Primary Beneficiary Consolidated VIEs' intra-Group companies
Net revenues
Total net revenues	817,962		808,648	720,398
Cash flows from financing activities:
Net cash provided by/(used in) financing activities	(105,448)		(622,809)	273,889
Primary Beneficiary Consolidated VIEs' intra-Group companies | Technical consulting and related service
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	(64,777,586)		(56,822,482)	(45,835,734)
Cash flows from operating activities:
Net cash (used in)/provided by operating activities	(66,970,818)		(59,439,552)	(49,435,342)
Primary Beneficiary Consolidated VIEs' intra-Group companies | Other
Cost of revenues and operating expenses
Total cost of revenues and operating expenses	(185,608)		(168,850)	(217,463)
Cash flows from operating activities:
Net cash (used in)/provided by operating activities	¥ 299,452		¥ (283,621)	¥ (498,938)